united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 3/31

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

September 30, 2017

AlphaCore Statistical Arbitrage Fund

Institutional Class – STAKX

1-855-447-2532
www.alphacorefunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the AlphaCore Statistical Arbitrage Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

AlphaCore Statistical Arbitrage Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

Total Returns
Since Inception*
AlphaCore Statistical Arbitrage Fund:
Institutional Class	0.40%
S&P 500	2.44%

*	The Fund commenced operations on August 14, 2017; and trading operations commenced on September 8, 2017.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses is 1.55% for the Institutional Class as per the August 30, 2017 prospectus. For performance information current to the most recent month-end, please call 1-855-447-2532.

PORTFOLIO COMPOSITION* (Unaudited)

Call Options Purchased	23.5%
Short-Term Investments	26.2%
Cash and Other Assets Less Liabilities	50.3%
100.0%

*    Based on Net Assets as of September 30, 2017.

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s Holdings.

AlphaCore Statistical Arbitrage Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2017

				Notional
Contracts		Expiration	Exercise Price	Amount	Value
	OPTIONS PURCHASED * - 23.5%
	CALL OPTIONS PURCHASED * - 23.5%
1,671	NOMURA CALL OPTION VERSION 1 (a)	September 2019	$0.0001	$1,650,320	$1,690,787
116	NOMURA CALL OPTIONS VERSION 2 (a)	September 2019	0.0001	115,000	117,093
172	NOMURA CALL OPTIONS VERSION 3 (a)	September 2019	0.0001	170,000	170,713
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,936,788)				1,978,593

Principal			Coupon	Maturity
	SHORT-TERM INVESTMENTS - 26.2%
	U.S. TREASURY BILLS - 26.2%
$1,000,000	United States Treasury Bill		0.00%	12/21/2017	997,739
750,000	United States Treasury Bill		0.00%	3/29/2018	745,646
500,100	United States Treasury Bill		0.00%	9/13/2018	494,014
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,237,399)				2,237,399

	TOTAL INVESTMENTS (Cost - $4,174,187) (b) - 49.7%				$4,215,992
	CASH AND OTHER ASSETS LESS LIABILITIES - 50.3%				4,309,492
	NET ASSETS - 100.0%				$8,525,484

*	Non-income producing securities.

(a)	For information regarding the underlying option positions, refer to the Additional Information section that begins on the next page.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,174,187 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$41,805
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$41,805

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited)
September 30, 2017

Shares	Security	Value
	COMMON STOCK - 67.8%
	AUSTRALIA - 6.3%
4,020	AGL Energy Ltd.	$73,598
3,042	Aristocrat Leisure Ltd.	50,047

	BRAZIL - 25.2%	123,645
5,801	Banco Bradesco SA	64,286
8,722	Banco Santander Brasil SA	76,211
4,163	Estacio Participacoes SA	40,786
3,407	Fibria Celulose SA	46,148
5,441	Fleury SA	50,697
22,561	Itausa - Investimentos Itau SA	78,674
3,380	Localiza Rent a Car SA	61,658
10,611	TIM Participacoes SA	38,745
5,715	Via Varejo SA	41,752
		498,957
	CHINA - 5.1%
19,552	China Shenhua Energy Co. Ltd.	45,963
34,989	Country Garden Holdings Co. Ltd.	55,642
		101,605
	FINLAND - 1.9%
830	Orion Oyj	38,475

	GERMANY - 2.1%
493	Covestro AG	42,331

	HONG KONG - 4.5%
9,536	BOC Hong Kong Holdings Ltd.	46,337
6,055	Galaxy Entertainment Group Ltd.	42,641
		88,978
	JAPAN - 3.6%
10,042	Hitachi Ltd.	70,764

	MEXICO - 7.8%
24,665	Fibra Uno Administracion SA de	41,508
16,255	Grupo Financiero Banorte SAB de	111,826
		153,334
	SWITZERLAND - 2.2%
63	Partners Group Holding AG	42,974

	UNITED STATES - 9.1%
156	Boeing Co.	39,773
169	Humana, Inc.	41,188
368	McDonald’s Corp.	57,644
435	Quest Diagnostics, Inc.	40,756
		179,361

	TOTAL COMMON STOCK (Cost - $1,295,523)	1,340,424

	TOTAL INVESTMENTS OF NOMURA OPTIONS - 67.8% (Cost - $1,295,523)	$1,340,424
	SECURITIES SOLD SHORT IN NOMURA OPTIONS - (64.4%) (Cost - $1,256,918)	(1,273,489)
	OTHER ASSETS LESS LIABILITIES IN NOMURA OPTIONS- 96.6%	1,909,173
	NET ASSETS OF NOMURA OPTIONS - 100.00%	$1,976,108

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
ADDITIONAL INFORMATION - TOP 50 POSITIONS BASED ON GROSS EXPOSURE (Unaudited) (Continued)
September 30, 2017

Shares	Security	Value
	SECURITIES SOLD SHORT - 64.4%
	AUSTRALIA - 1.9%
12,212	Santos Ltd.	$38,459

	BRAZIL - 29.8%
12,712	Ambev SA	84,555
13,948	B3 SA - Brasil Bolsa Balcao	105,607
5,892	BB Seguridade Participacoes SA	53,326
5,278	Hypermarcas SA	53,725
6,479	Itau Unibanco Holding SA	88,790
21,123	JBS SA	56,764
1,633	Raia Drojasil SA	38,709
2,888	Ultrapar Patricipacoes SA	68,746
5,773	WEG SA	39,060
		589,282
	CHINA - 4.1%
436	Airbus SA	41,459
668	Cie Se Saint-Gobain	39,814
		81,273
	GERMANY - 2.1%
2,272	Deutsche Telekom AG	42,372

	HONG KONG - 7.5%
14,885	China Resources Land Ltd.	45,550
15,478	China Overseas Land & Investment	50,339
35,770	New World Development Co. Ltd.	51,387
		147,276
	JAPAN - 2.1%
921	Dentsu, Inc.	40,450

	MEXICO - 6.8%
5,487	Arca Continental SAB de CV	37,419
5,902	Fomento Economico Mexicano SAB	56,267
13,553	Grupo Mexico SAB de CV	41,348
		135,034
	SPAIN - 2.0%
1,026	Industria de Diseno Textil SA	38,652

	SWEDEN - 2.1%
1,611	Hennes & Mauritz AB	41,734

	TAIWAN - 2.0%
4,225	MediaTek, Inc.	39,628

	UNITED STATES - 4.0%
65	Autozone, Inc.	38,652
955	Flowserve Corp.	40,677
		79,329

	TOTAL COMMON STOCK SOLD SHORT (Cost - $1,256,918)	1,273,489

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2017

Assets:
Investments in Securities at Cost	$4,174,187
Investments in Securities at Value	$4,215,992
Cash	4,299,014
Due from Investment Adviser	782
Prepaid Expenses and Other Assets	22,615
Total Assets	8,538,403

Liabilities:
Payable to Related Parties	6,628
Accrued Trustee Fees	723
Accrued Expenses and Other Liabilities	5,568
Total Liabilities	12,919

Net Assets	$8,525,484

Composition of Net Assets:
Net Assets consisted of:
Paid-in-Capital	$8,496,016
Undistributed Net Investment Loss	(12,337)
Net Unrealized Appreciation on Options	41,805
Net Assets	$8,525,484

Net Asset Value Per Share
Institutional Class:
Net Assets	$8,525,484
Shares of Beneficial Interest Outstanding (Unlimited shares of no par beneficial interest authorized)	566,199
Net Asset Value, Offering Price and Redemption Price per Share (a)	$15.06

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2017*

Investment Income:
Interest Income	$300
Total Investment Income	300

Expenses:
Investment Advisory Fees	5,800
Audit Fees	2,053
Administration Fees	1,947
Legal Fees	1,507
Printing Expense	1,446
Chief Compliance Officer Fees	1,205
Fund Accounting Fees	1,111
Shareholder Service Fees	976
Registration and Filing Fees	928
Transfer Agent Fees	919
Trustees’ Fees	723
Custody Fees	302
Insurance Expense	181
Miscellaneous Expenses	121
Total Expenses	19,219
Less: Investment Advisory Fees Waived and Expenses Reimbursed	(6,582)
Net Expenses	12,637
Net Investment Loss	(12,337)

Net Unrealized Gain on Investments:
Net Change in Unrealized Appreciation on:
Options	41,805
Net Unrealized Gain on Investments	41,805

Net Increase in Net Assets Resulting From Operations	$29,468

*	The Fund commenced operations on August 14, 2017; and trading operations commenced on September 8, 2017.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
STATEMENT OF CHANGES IN NET ASSETS

For the period* Ended
September 30, 2017
(Unaudited)
Operations:
Net Investment Loss	$(12,337)
Net Change in Unrealized Appreciation on Investments	41,805
Net Increase in Net Assets Resulting From Operations	29,468

Capital Share Transactions:
Institutional Class:
Proceeds from Shares Issued	8,496,016
Net Increase from Capital Share Transactions	8,496,016

Total Net Increase in Net Assets	8,525,484

Net Assets:
Beginning of Period	—
End of Period (includes undistributed net investment loss of $12,337)	$8,525,484

SHARE ACTIVITY
Institutional Class
Shares Sold	566,199
Net increase in shares of beneficial interest outstanding	566,199

*	The Fund commenced operations on August 14, 2017; and trading operations commenced on September 8, 2017.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Institutional Class
	Period* Ended
	September 30, 2017
	(Unaudited)
Net Asset Value, Beginning of Period
From Operations:	$15.00
Net investment loss (a)	(0.02)
Net gain from options	0.08
Total from operations	0.06

Net Asset Value, End of Period	$15.06

Total Return (b)	0.40	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$8,525
Ratio of expenses to average net assets, before waiver	3.03	% (d)
net of waiver	1.99	% (d)
Ratio of net investment loss to average net assets (c)(d)	(1.94	)% (d)
Portfolio turnover rate	0	% (c)

*	For the period August 14, 2017 (commencement of operations) through September 30, 2017.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2017

1.	ORGANIZATION

AlphaCore Statistical Arbitrage Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund offers one class of shares designated as Institutional Class. The Fund seeks capital appreciation with a low correlation to broad equity market indices. The Fund commenced operations on August 14, 2017; and trading operations commenced on September 8, 2017.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i)  Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Options Purchased	$—	$1,978,593	$—	$1,978,593
Short-Term Investments	—	2,237,399	—	2,237,399
Total	$—	$4,215,992	$—	$4,215,992

The Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the period.

It is the Fund’s policy to recognize transfers into or out of Level 1, Level 2 and Level 3 at the end of the reporting period.

See Portfolio of Investments for Industry Classification.

Cash – Cash is held with a financial institution. The asset of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non- income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of September 30, 2017, the net change in unrealized appreciation on option purchased contracts was $41,805. The unrealized appreciation on option contracts is disclosed on the Statements of Assets and Liabilities. For the period ended September 30, 2017, the Fund had no realized gain or loss on options purchased contracts as disclosed on the Statement of Operations.

The notional value of the derivative instruments outstanding as of September 30, 2017 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid semi-annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), investment advisory services are provided to the Fund by AlphaCore Capital, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Fund. For the period ended September 30, 2017, the Adviser earned management fees of $5,800.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees), contractual indemnification of Fund service providers (other than the Adviser)) at least until October 31, 2018, so that the total annual operating expenses of the Fund does not exceed 1.99% of the average daily net assets of the Fund’s Institutional Class (the “Expense Limitation Agreement”). For the period ended September 30, 2017, $6,582 of fee waivers or expense reimbursements was subject to recapture by the Adviser which expires on March 31, 2021.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

AlphaCore Statistical Arbitrage Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2017

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2017, amounted to $0 and $0, respectively, for the Fund.

5.	REDEMPTION FEES

The Fund assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the period ended September 30, 2017, the Fund did not assess any redemption fees.

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of September 30, 2017, SEI Private Trust Company, an account holding shares for the benefit of others, held approximately 81.24%, of the voting securities of the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AlphaCore Statistical Arbitrage Fund (Adviser – AlphaCore Capital, LLC)*

In connection with the regular meeting held on June 28-29, 2017 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between AlphaCore Capital, LLC (“AlphaCore Capital”) and the Trust, with respect to the AlphaCore Statistical Arbitrage Fund (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that AlphaCore was founded in 2015 and had assets under management of approximately $195 million. They discussed that AlphaCore specialized in customizing portfolios to include liquid alternative investments for high net worth individuals, family offices, regional banks, and independent investment advisers. The Trustees reviewed the background information of key investment personnel who would be responsible for servicing the Fund, taking into consideration their education and noting the investment team had varied financial industry experience from past positions where they performed due diligence on various alternative investment strategies. They discussed AlphaCore’s proposed strategy for the Fund, noting that a substantial portion of the Fund’s assets would be managed using a statistical arbitrage strategy in an effort to take equal long positions in undervalued securities and short positions in overvalued securities for a near market neutral position. They noted AlphaCore’s procedures for monitoring compliance with investment limitations and AlphaCore’s stated considerations for selecting brokers. The Trustees noted that although AlphaCore was a relatively new firm, the investment team had extensive industry experience. The Board concluded that AlphaCore had the potential to provide high quality service to the Fund and its shareholders.

Performance. The Trustees noted that AlphaCore does not manage any accounts in a manner similar to the strategy proposed for AlphaCore Statistical, and reviewed the performance of a fund managed by AlphaCore in NLFT. The Trustees observed, however, that employees of the adviser had deep experience in previous positions in the management of alternative products in regulated structures. After discussion, the Trustees concluded that the adviser had the potential to provide satisfactory performance for the Fund and its shareholders.

Fees and Expenses. The Trustees considered the proposed advisory fee of 1.25% and the estimated net expense ratio of 1.45%. They noted that the proposed advisory fee was higher than the custom Morningstar category’s average and median and slightly higher than the peer group average, while equaling the Morningstar selected peer group median. The Trustees further noted that the projected net expense ratio was lower than the peer group and Morningstar category averages and the peer group median, while slightly higher than Morningstar category median. They considered the resources required to execute the proposed strategy, and that AlphaCore had agreed to contractually limit the Fund’s expenses through an expense limitation agreement. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether AlphaCore would experience economies of scale with respect to the management of the Fund. They noted that AlphaCore had provided estimates of the asset levels at which the adviser anticipated reaching breakeven and that it would be willing to discuss breakpoints at future meetings. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the Fund materially increased.

Profitability. The Trustees reviewed the profitability analysis provided by AlphaCore. They noted that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that AlphaCore anticipated realizing a profit that was reasonable in both amount and percentage in the first and second year of operations based on ambitious asset growth projections. They reasoned that based on the information provided by AlphaCore, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from AlphaCore as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of AlphaCore Statistical Arbitrage Fund and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

AlphaCore Statistical Arbitrage Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2017

As a shareholder of the Fund you incur (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period from September 8, 2017 through September 30, 2017.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
	Actual			(5% return before expenses)
	Beginning	Ending	Expenses	Beginning	Ending	Expenses	Fund’s
	Account	Account	Paid	Account	Account	Paid	Annualized
	Value	Value	During	Value	Value	During	Expense
	8/14/17	9/30/17	Period*	8/14/17	9/30/17	Period*	Ratio

AlphaCore Statistical Arbitrage Fund – Institutional Class	$1,000.00	$1,004.00	$1.20	$1,000.00	$1,015.09	$10.05	1.99%

*	“Actual” expense information for the Fund, is for the period from September 8, 2017 through September 30, 2017. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 22/365 (to reflect the period from September 8, 2017 through September 30, 2017). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to the fund. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how each Fund votes proxies relating to portfolio securities during the most recent year ending June 30 as well as a description of the policies and procedures that each Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-447-2532 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-447-2532.

Investment Adviser
AlphaCore Capital, LLC
875 Prospect St. Suite 315
La Jolla, CA 92037

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/8/17

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/8/17